Average Annual Total Returns{- Fidelity® California AMT Tax-Free Money Market Fund} - 02.28 Fidelity California AMT Tax-Free Money Market Fund Institutional - PRO-09 - Fidelity® California AMT Tax-Free Money Market Fund - Fidelity California AMT Tax-Free Money Market Fund-Institutional Class AMT - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.39%	0.76%	0.39%